Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Insurance activity	€ 211	€ 210	€ 120
Income from insurance and reinsurance contracts issued	1,516	1,452	2,534
Expenses of insurance and reinsurance contracts	(1,305)	(1,242)	(2,414)
Other operating income	2,255	1,920	1,797
Non- financial services	291	362	379
Other operating income	1,964	1,558	1,418
Other operating expense	(2,442)	(2,342)	(2,138)
Non-financial services	(283)	(350)	(351)
Other operating expense	(2,159)	(1,992)	(1,787)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,016)	(1,005)	(911)
Total other operating income and expenses	24	(212)	(221)
Life insurance
Disclosure of types of insurance contracts [line items]
Expenses of insurance and reinsurance contracts	(1,097)	(1,063)	(2,183)
Insurance and reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	1,381	1,349	2,404
Reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	135	103	130
Expenses of insurance and reinsurance contracts	€ (208)	€ (179)	€ (231)